Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Revenue					$ 728,312	$ 820,925
Direct cost and operating expense					(417,428)	(388,065)
Selling, general and administrative expense					(1,279,875)	(816,389)
Loss from discontinued operations before taxes		$ (133,148)		$ (323,423)	$ (968,991)	$ (383,529)